Taxation - Schedule of (Loss) Income from Continuing Operations Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Non - PRC	$ (2,830)	(17,561)	(24,037)	(22,250)
PRC	31,141	193,207	168,306	203,385
Total	$ 28,311	175,646	144,269	181,135